Overview and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Cash and Cash Equivalents
The following table summarizes cash, cash equivalents, and restricted cash amounts reported on the Condensed Balance Sheets that reconcile to the total of such amounts as shown on the Condensed Statements of Cash Flows:

$ in millions	September 30, 2025	December 31, 2024
Cash and cash equivalents	$78.7	$24.6
Restricted cash (included in Prepayments and other current assets )	0.1	0.1

Total cash, cash equivalents and restricted cash	$78.8	$24.7

The following table summarizes cash, cash equivalents and restricted cash amounts reported within the Balance Sheets that reconcile to the total of such amounts as shown on the Statements of Cash Flows:

	December 31,
$ in millions	2024	2023
Cash and cash equivalents	$24.6	$15.5
Restricted cash (included in Prepayments and other current assets )	0.1	0.1

Total cash, cash equivalents and restricted cash	$24.7	$15.6

Schedule of Accounts Receivable
The following table summarizes accounts receivable as of September 30, 2025 and December 31, 2024:

$ in millions	September 30, 2025	December 31, 2024
Accounts receivable, net:
Customer receivables	$117.4	$79.0
Unbilled revenue	25.6	24.1
Amounts due from affiliates	1.8	3.6
Other	7.7	6.0
Allowance for credit losses	(8.9)	(6.1)

Total accounts receivable, net	$143.6	$106.6

The following table summarizes accounts receivable as of December 31, 2024 and 2023:

	December 31,
$ in millions	2024	2023
Accounts receivable, net
Customer receivables	$79.0	$70.0
Unbilled revenue	24.1	19.4
Amounts due from affiliates	3.6	2.4
Other	6.0	2.2
Allowance for credit losses	(6.1)	(0.9)

Total accounts receivable, net	$106.6	$93.1

Schedule of Allowance for Credit Losses
The following table is a roll forward of our allowance for credit losses related to the accounts receivable balances for the nine months ended September 30, 2025 and 2024:

	Nine months ended September 30,
$ in millions	2025	2024
Allowance for credit losses:
Beginning balance	$6.1	$0.9
Current period provision	8.9	3.8
Write-offs charged against allowance	(6.1)	(3.5)
Recoveries	—	0.6

Ending balance	$8.9	$1.8

The allowance for credit losses primarily relates to utility customer receivables, including unbilled amounts. Expected credit loss estimates
are developed by disaggregating customers into those with similar credit risk characteristics and using historical credit loss experience. In addition, we also consider how current and future economic conditions are expected to impact collectability, as applicable, of our receivables balance. Amounts are written off when reasonable collections efforts have been exhausted. Beginning in 2024 and continuing into 2025, the current period provision and allowance for credit losses has increased due to a temporary pause of customer disconnections and certain collection efforts and write-off
processes after the implementation of our customer billing system upgrade in the third quarter of 2024. AES Ohio reinstituted the customer disconnections process and collection efforts and write-off
processes in late June 2025.

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the years ended December 31, 2024 and 2023:

	December 31,
$ in millions	2024	2023
Allowance for credit losses:
Beginning balance	$0.9	$0.5
Current period provision	8.3	5.4
Write-offs charged against allowances	(3.7)	(6.0)
Recoveries collected	0.6	1.0

Ending balance	$6.1	$0.9

Schedule of Rates and Depreciation Expense
The following is a summary of AES Ohio’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
$ in millions		Composite Rate		Composite Rate
Regulated:
Transmission	$899.1	1.7%	$648.0	2.0%
Distribution	2,453.9	2.8%	2,283.4	2.9%
General	32.3	3.4%	32.2	3.5%
Non-depreciable	112.0	N/A	99.6	N/A

Total property, plant and equipment in service	$3,497.3	2.4%	$3,063.2	2.6%
Less: accumulated depreciation	(1,115.5)		(1,098.1)

	2,381.8		1,965.1
Construction work in process	164.4		230.8

Property, plant and equipment, net	$2,546.2		$2,195.9

Schedule of Allowance for Funds used During Construction	AFUDC equity and AFUDC debt were as follows for the years ended December 31, 2024, 2023 and 2022:

	Years ended December 31,
$ in millions	2024	2023	2022
AFUDC equity	$6.2	$5.0	$5.7
AFUDC debt	$7.7	$6.5	$1.3

Schedule of the Company's capitalized software balances
The following table presents information related to the Company’s capitalized software balances, including the gross amount capitalized and related amortization:

	December 31,
$ in millions	2024	2023
Capitalized software	$193.8	$142.2
Accumulated amortization	$(20.7)	$(30.8)

	Years ended December 31,
	2024	2023	2022
Amortization expense	$9.3	$3.9	$3.1

Estimated future amortization
Years ending December 31,
2025	$15.3
2026	15.1
2027	14.8
2028	14.6
2029	14.5

Total	$74.3

Schedule of Prepayments and other current assets and Other non-current assets
AES Ohio has recorded prepayments for implementation costs related to software as a service in support of utility customer services which are recorded within
Prepayments and other current assets
and
Other
non-current
assets
on the accompanying Balance Sheets as follows:

	December 31,
$ in millions	2024	2023
Implementation costs	$4.0	$14.8

Schedule of Accumulated Other Comprehensive Income Loss	AOCL during the nine months ended September 30, 2025 are as follows:

$ in millions	Change in unfunded pension and other postretirement obligations
Balance as of January 1, 2025	$(26.4)
Amounts reclassified from AOCL to earnings	1.5

Balance as of September 30, 2025	$(24.9)

The changes in the components of
Accumulated other comprehensive loss
during the years ended December 31, 2024 and 2023 are as follows:

$ in millions	Change in Accumulated other comprehensive loss
Balance at January 1, 2023	$(26.8)

Other comprehensive income before reclassifications	(1.5)
Amounts reclassified from accumulated other comprehensive loss to earnings	0.4

Net current period other comprehensive income	(1.1)

Balance at December 31, 2023	(27.9)

Other comprehensive loss before reclassifications	—
Amounts reclassified from accumulated other comprehensive loss to earnings	1.5

Net current period other comprehensive income	1.5

Balance at December 31, 2024	$(26.4)

Schedule of Allowance For Funds Used During Construction Capitalized Interest
AFUDC
AES Ohio capitalizes an allowance for the net cost of funds (interest on borrowed funds and a reasonable rate of return on equity funds) used for construction purposes during the period of construction with a corresponding credit to income. During the three and nine months ended September 30, 2025 and 2024, AFUDC equity and AFUDC debt were as follows:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
AFUDC equity	$0.2	$1.4	$0.3	$5.4
AFUDC debt	$1.5	$1.8	$4.4	$6.3

Regulatory Income Taxes, Policy [Policy Text Block]
Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities
AES Ohio collects certain excise taxes levied by state or local governments from its customers. These taxes are accounted for on a net basis and not included in revenue. The amounts of such taxes collected for the three and nine months ended September 30, 2025 and 2024 were as follows:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
Excise taxes collected	$13.7	$13.2	$38.0	$37.2

Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities
AES Ohio collects certain excise taxes levied by state or local governments from its customers. AES Ohio’s excise taxes and certain other taxes are accounted for on a net basis and recorded as a reduction in revenue in the accompanying Statements of Operations. The amounts of such taxes were as follows:

	Years ended December 31,
$ in millions	2024	2023	2022
Excise taxes collected	$48.7	$46.6	$49.2

Schedule of Insurance and Claims Costs

	Balance Sheet	December 31,
$ in millions	Classification	2024	2023
Estimated liabilities for medical, life disability and other reserves	Accrued and other current liabilities and Other non-current liabilities	$3.7	$3.5

Schedule of Excise Taxes and Certain other Taxes

	Years ended December 31,
$ in millions	2024	2023	2022
Excise taxes collected	$48.7	$46.6	$49.2

THE DAYTON POWER AND LIGHT COMPANY [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Rates and Depreciation Expense	The following table presents average composite group rates and depreciation expense for each respective period.

	Years ended December 31,
$ in millions	2024	2023	2022
Composite group rates	2.4%	2.6%	2.8%
Depreciation expense	$84.1	$76.8	$75.6